Document and Entity Information	Feb. 08, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001378624
Document Type	8-K
Document Period End Date	Feb. 08, 2021
Entity Registrant Name	CELLULAR BIOMEDICINE GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36498
Entity Tax Identification Number	86-1032927
Entity Address, Address Line One	9605 Medical Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	(301)
Local Phone Number	825-5320
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	CBMG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false